Consolidated Statements of (Loss) Income and Comprehensive Loss - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Gross profit	$ 2,344,854	$ 2,868,386	$ 4,142,984
Operating expenses:
Selling expenses	(2,078,251)	(2,053,019)	(1,567,385)
General and administrative expenses	(2,327,352)	(4,558,041)	(1,861,728)
Research and development expenses	(435,311)	(302,511)	(301,644)
Total operating expenses	(4,840,914)	(6,913,571)	(3,730,757)
Other income (loss):
Interest expense	(503,519)	(557,571)	(392,741)
Interest income	181,682	11,727	25,417
Government subsidies	1,600,527	346,571	74,232
Other income (expenses), net	135,400	578,758	(8,746)
Total other income (loss)	1,414,090	379,485	(301,838)
(Loss) income before income tax expense	(1,081,970)	(3,665,700)	110,389
Income tax (expense) benefit	(119,053)	125,291	(47,006)
Net (loss) income	(1,201,023)	(3,540,409)	63,383
Net loss attributable to non-controlling interest	(128,356)	(48,091)	(48,647)
Net (loss) income attributable to ordinary shareholders	(1,072,667)	(3,492,318)	112,030
Other comprehensive loss:
Foreign currency translation adjustment	(130,447)	453,181	(268,068)
Total comprehensive loss	(1,331,470)	(3,087,228)	(204,685)
Total comprehensive (loss) income attributable to non-controlling interests	(58,688)	136,727	(80,165)
Total comprehensive loss attributable to shareholders	$ (1,272,782)	$ (3,223,955)	$ (124,520)
Weighted average number of ordinary shares
Basic (in Shares)	28,983,269	12,705,011	12,500,000
Diluted (in Shares)	28,983,269	12,705,011	12,500,000
Basic (loss) earnings per ordinary share (in Dollars per share)	$ (0.04)	$ (0.27)	$ 0.01
Diluted (loss) earnings per ordinary share (in Dollars per share)	$ (0.04)	$ (0.27)	$ 0.01
Third Party
Net revenue	$ 9,813,820	$ 10,929,070	$ 12,501,615
Cost of revenues	(7,482,224)	(8,346,419)	(8,596,872)
Related Party
Net revenue	34,895	577,370	1,064,336
Cost of revenues	$ (21,637)	$ (291,635)	$ (826,095)